Basis of Presentation and Summary of Significant Accounting Policies (Details)			3 Months Ended	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013 8.375% Senior Notes	Dec. 31, 2013 6.375% Senior Notes	Mar. 31, 2014 LIN Television segment	Dec. 31, 2013 LIN Television segment	Dec. 31, 2013 LIN Television 8.375% Senior Notes	Dec. 31, 2013 LIN Television 6.375% Senior Notes	Mar. 31, 2014 Broadcast LIN Television station channel market	Jun. 30, 2014 Subsequent event segment	Dec. 31, 2013 Subsequent event segment	Dec. 31, 2013 Subsequent event Broadcast station
Debt Instrument [Line Items]
Interest rate (as a percent)	8.375%	6.375%			8.375%	6.375%
Principles of consolidation
Number of reportable segments			2	1				2	2
Number of stations owned							43			43
Number of digital channels							7
Number of markets							23